Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of awards and development during the period

SOP 2019	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (EUR)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2023	60,857	0.3	1.00	0.78
Granted during the period	—	—	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	—	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	(60,857)	—	—	—
Unvested awards outstanding at December 31, 2023	—	—	—	—

SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of awards and development during the period

	Number of awards	Weighted average remaining life (years)	Weighted average exercise price (USD)	Weighted average fair value (USD)
Unvested awards outstanding at January 01, 2023	167,500	0.4	1.84	1.26
Granted during the period	—	—	—	—
Granted as a replacement during the period	—	—	—	—
Replaced during the period	—	—	—	—
Forfeited during the period	(6,667)	—	—	—
Cancelled during the period	—	—	—	—
Vested during the period	(160,833)	—	—	—
Unvested awards outstanding at December 31, 2023	—	—	—	—